Stock-based Activity (Details 2)	3 Months Ended
Mar. 31, 2016 $ / shares shares
Shares
Nonvested at beginning of period | shares	2,300,850
Granted | shares	0
Vested | shares	0
Forfeited | shares	0
Nonvested at end of period | shares	2,300,850
Weighted Average Grant-Date Fair Value
Nonvested at beginning of period | $ / shares	$ 2.28
Granted | $ / shares	0.00
Vested | $ / shares	0.00
Forfeited | $ / shares	0.00
Nonvested at end of period | $ / shares	$ 2.28